SHAREHOLDERS' EQUITY (Schedule Of Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Employees and Directors [Member]
Number of options
Options outstanding at beginning of year	6,264,370
Options granted	1,338,900
Options exercised	250,752
Options expired	3,254
Options forfeited	204,994
Options outstanding at end of year	7,144,270	6,264,370
Options vested and expected to vest at end of year	6,972,774
Exercisable at end of year	3,931,092
Weighted average exercise price
Options outstanding at beginning of year	$ 4.64
Options granted	6.46
Options exercised	2.95
Options expired	9.04
Options forfeited	6.51
Options outstanding at end of year	4.98	$ 4.64
Options vested and expected to vest at end of year	4.94
Exercisable at end of year	$ 3.47
Weighted average remaining contractual life
Options outstanding	6 years 6 months 7 days	6 years 8 months 26 days
Options vested and expected to vest at end of year	6 years 5 months 16 days
Exercisable at end of year	4 years 9 months 11 days
Aggregate intrinsic value
Options outstanding at beginning of year	$ 23,627
Options granted	232
Options exercised	1,147
Options expired	2
Options forfeited	160
Options outstanding at end of year	12,861	$ 23,627
Options vested and expected to vest at end of year	12,802
Exercisable at end of year	$ 11,760
Non-employees [Member]
Number of options
Options outstanding at beginning of year	466,500
Options granted	210,000
Options exercised	67,000
Options outstanding at end of year	609,500	466,500
Options vested and expected to vest at end of year	609,500
Exercisable at end of year	386,834
Weighted average exercise price
Options outstanding at beginning of year	$ 5.71
Options granted	6.22
Options exercised	3.46
Options outstanding at end of year	6.39	$ 5.71
Options vested and expected to vest at end of year	6.39
Exercisable at end of year	$ 6.44
Weighted average remaining contractual life
Options outstanding	3 years 11 months 19 days	3 years 9 months
Options vested and expected to vest at end of year	3 years 11 months 19 days
Exercisable at end of year	3 years 25 days